FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                         /   /   (a)
                 or fiscal year ending:                12/31/2010   (b)

Is this a transition report?                           (Y/N)   N
                                                             ----

Is this an amendment to a previous filing?   (Y/N)  N
                                                  ----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form:

1. A. Registrant Name:    PRUDENTIAL INVESTMENT PLAN ACCOUNT
                          ----------------------------------

   B. File Number:        811-01850
                          ---------

   C. Telephone Number:   973-802-6997
                          ------------

2. A. Street:             213 WASHINGTON STREET
                          ---------------------

   B. City: NEWARK         C. State: NJ     D. Zip Code: 07102   Zip Ext:   2992
            ----------               --                  -----              ----

   E. Foreign Country:                         Foreign Postal Code:
                      ------------------------                     -------------

3. Is this the first filing on this form by Registrant? (Y/N) N
                                                             --

4. Is this the last filing on this form by Registrant?  (Y/N) N
                                                             --

5. Is Registrant a small business investment company (SBIC)?  (Y/N) N
                                                                   --
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?  (Y/N) Y
                                                      --
   [If answer is "Y" (Yes) complete only items 111 through 133.]

SCREEN NUMBER:  01         PAGE NUMBER: 01

                                                   --------------------------
For period ending 12/31/2010                       |If filing more than one  |
                 --------------                    |                         |
File number 811-01850                              |Page 47, "X":       [ ]  |
                -----                              --------------------------

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: PRUDENTIAL INSURANCE COMPANY OF AMERICA
                            ---------------------------------------

     B. [/] File Number (If any):

     C. [/] City:  NEWARK          State:  NJ  Zip Code: 07102   Zip Ext:
                 ------------             ---            -----           -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C. [/] City:                  State:      Zip Code:         Zip Ext:
                 ---------------          ---            -----          --------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------
112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:                  State:      Zip Code:         Zip Ext:
                 ---------------          ---            -----           -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:                  State:      Zip Code:         Zip Ext:
                 ---------------          ---            -----           -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

SCREEN NUMBER: 55 PAGE NUMBER: 47

                                                   --------------------------
For period ending 12/31/2010                       |If filing more than one  |
                 --------------                    |                         |
File number 811-01850                              |Page 48, "X":       [ ]  |
                -----                              --------------------------

113. A. [/] Trustee Name:

     B. [/] City:                  State:      Zip Code:         Zip Ext:
                 ---------------          ---            -----           -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

113. A. [/] Trustee Name:

     B. [/] City:                  State:      Zip Code:         Zip Ext:
                 ---------------          ---            -----           -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

114. A. [/] Principal Underwriter Name: Prudential Annuities Distributors, Inc.
					---------------------------------------

     B. [/] File Number:
                        ----------

     C. [/] City:                 State:       Zip Code:         Zip Ext:
                 ----------               ---            -----           -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City:                  State:      Zip Code:         Zip Ext:
                 ---------------          ---            -----           -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

115. A. [/] Independent Public Accountant Name: PRICEWATERHOUSECOOPERS
                                                ----------------------

     B. [/] City:  NEW YORK        State:  NY   Zip Code: 10017  Zip Ext:
                 ------------             ---             -----          -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

115. A. [/] Independent Public Accountant Name:

     B. [/] City:                  State:      Zip Code:         Zip Ext:
                 ---------------          ---            -----           -------

        [/] Foreign Country:                  Foreign Postal Code:
                            -----------------                     --------------

SCREEN NUMBER: 56 PAGE NUMBER: 48

                                                   --------------------------
For period ending 12/31/2010                       |If filing more than one  |
                 --------------                    |                         |
File number 811-01850                              |Page 49, "X":       [ ]  |
                -----                              --------------------------

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)

     B. [/]  Identify the family in 10 letters: --------------------------------
     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N):

     C. [/] Scheduled premium variable life contracts:

     D. [/] Flexible premium variable life contracts:

     E. [/] Other types of insurance products registered under the Securities Acts of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had
         securities registered under the Securities Act of 1933          1
                                                               -----------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $

121. [/] State the number of series for which a current prospectus was in existence at the end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period

SCREEN NUMBER: 57 PAGE NUMBER: 49

                                                   --------------------------
For period ending 12/31/2010                       |If filing more than one  |
                 --------------                    |                         |
File number 811-01850                              |Page 50, "X":       [ ]  |
                -----                              --------------------------

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) $

124. [/] State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of  Total Assets  Total Income
                                       Series     ($000's       Distributions
                                       Investing  omitted)      ($000'S omitted)
                                       ---------  ------------  ----------------

A.  U.S. Treasury direct issue

B.  U.S. Government agency

C.  State and municipal tax-free

D.  Public utility debt

E.  Brokers or dealers debt
    or debt of brokers' or dealers'
    parent

F.  All other corporate intermed & long term debt

G.  All other corporate short-term debt

H.  Equity securities of brokers or dealers or parents of brokers or dealers

I.  Investment company equity securities

J.  All other equity securities                  1   $127,319          $574

K.  Other securities

L.  Total assets of all series of registrant     1   $127,319          $574

SCREEN NUMBER: 58 PAGE NUMBER:50

                                                   --------------------------
For period ending 12/31/2010                       |If filing more than one  |
                 --------------                    |                         |
File number 811-01850                              |Page 51, "X":       [ ]  |
                -----                              --------------------------

128. [/] Is the timely payment of principal and interest on any of the portfolio portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N

131. Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted) $     934
                                 ----------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811- 01850              811-             811-              811-
          811-                    811-             811-              811-
          811-                    811-             811-              811-
          811-                    811-             811-              811-
          811-                    811-             811-              811-
          811-                    811-             811-              811-
          811-                    811-             811-              811-
          811-                    811-             811-              811-

133. If the Registrant has divested itself of securities in accordance with
Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

  A. Name of the issuer;

  B. Exchange ticker symbol;

  C. CUSIP number;

  D. Total number of shares or, for debt securities,principal amount divested;

  E. Date(s) that the securities were divested;

  F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

  G. Name of the statue that added the provision of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

SCREEN NUMBER: 59 PAGE NUMBER: 51

This report is signed on behalf of the registrant.

City of: Newark              State of: New Jersey        Date: February 28, 2011
         --------                      -----------             -----------------

The Prudential Insurance Company of America

BY:  /S/ Mark Sieb                   WITNESS:  /S/ Walter Smith
     -----------------                         ----------------
     Mark Sieb                                 Walter Smith
     Vice President                            Vice President
     Chief Accounting Officer                  Separate Accounts